Stock-Based Payments - 2016 Stock Incentive Plan (Details) - 2016 Plan - shares			3 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares of common stock reserved for issuance of awards on the first day of each calendar year (in shares)			1,600,000	1,600,000
Increase in number of shares of common stock reserved for issuance of awards on the first day of each calendar year, as a percentage of outstanding shares			4.00%	4.00%
Increase in number of shares of common stock reserved for issuance (in shares)	1,600,000	1,600,000
Number of shares available for grants			428,219	2,238,206